Supplemental Information - Change in Non-Cash Working Capital Items (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Additional information [abstract]
Trade and other receivables	$ (65,932)	$ 66,285
Trade and other payables	34,737	(51,499)
Trade and other receivables/payables	(31,195)	14,786
Changes in non-cash working capital related to:
Change in non-cash working capital	(26,582)	48,758
Investing activities	(2,797)	(32,031)
Foreign currency translation on non-cash working capital	(1,816)	(1,941)
Changes in non-cash working capital	$ (31,195)	$ 14,786